Document and Entity Information	May 03, 2023
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001846968
Document Type	8-K
Document Period End Date	May 03, 2023
Entity Registrant Name	Cascadia Acquisition Corp.
Entity Incorporation State Country Code	DE
Entity File Number	001-40762
Entity Tax Identification Number	86-2105250
Entity Address, Address Line One	1000 2nd Avenue
Entity Address, Address Line Two	Suite 1200
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98104
City Area Code	(206)
Local Phone Number	436-2550
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Share Of Class A Common Stock 0.0001 Par Value And One Half Of One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of Class A common stock, $0.0001 par value, and one-half of one Redeemable Warrant
Trading Symbol	CCAIU
Security Exchange Name	NASDAQ
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Shares of Class A common stock
Trading Symbol	CCAI
Security Exchange Name	NASDAQ
Redeemable Warrants [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable Warrants
Trading Symbol	CCAIW
Security Exchange Name	NASDAQ